FINANCIAL ASSETS (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and cash equivalents

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	65,280	65,280	65,280
Trade receivables and other current assets (Note 8)	13,604	13,604	13,604
Current financial assets	10,398	10,398	10,398
Cash and cash equivalents	41,278	41,278	41,278

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	68,325	68,325	68,325
Trade receivables and other current assets (Note 8)	7,742	7,742	7,742
Current financial assets	6,775	6,775	6,775
Of which:
with related parties (Note 14)	-	-	-
Cash and cash equivalents	53,808	53,808	53,808

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	68,325	68,325	68,325
Trade receivables and other current assets (Note 8)	7,742	7,742	7,742
Current financial assets	6,775	6,775	6,775
Of which:
with related parties (Note 14)	-	-	-
Cash and cash equivalents	53,808	53,808	53,808

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	104,669	104,513	104,513
Trade receivables and other current assets (Note 8)	5,862	5,706	5,706
Current financial assets	3,899	3,899	3,899
Of which:
with related parties (Note 14)	76	76	76
Cash and cash equivalents	94,908	94,908	94,908